PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 055
Plan Termination [Line Items]
PLAN TERMINATION

I.	PLAN TERMINATION
Although it has not expressed any intent to do so, AECOM has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of the Plan’s termination, participants will become 100% vested in their accounts.